Investments in Equity-Accounted Associates and Joint Ventures - Summary of Aggregate Financial Information Related to Proportionate Interest in the Equity-accounted Joint Ventures (Detail) - CAD ($)
$ in Millions
	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Disclosure of joint ventures [line items]
Net income	$ 92	$ 121	$ 101
Joint ventures [member]
Disclosure of joint ventures [line items]
Net income	88	106	81
OCI	45	(12)	(30)
Total comprehensive income	$ 133	$ 94	$ 51